Note 21 - Commitments and Guarantees (Details Textual) $ in Millions	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CAD ($)	Mar. 31, 2019 CAD ($)
Statement Line Items [Line Items]
Maximum insured amount per event	$ 25
Maximum insured amount per year	50
Maximum insured amount over 80 month period	$ 225
Credit facility [member]
Statement Line Items [Line Items]
Borrowings, letters of credit		$ 73,000,000	$ 94,000,000
Surety bond [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities		$ 65,500,000